Goodwill and Other Intangible Assets Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill (gross), beginning of period	$ 263,698	$ 259,528	$ 259,528	$ 290,679
Goodwill (gross), end of period	262,159	259,767	263,698	259,528
Accumulated Impairment Losses, beginning of period	(79,868)	(79,868)	(79,868)	(79,868)
Accumulated Impairment Losses, ending of period	(79,868)	(79,868)	(79,868)	(79,868)
Goodwill (net), beginning of period	183,830	179,660	179,660	210,811
Deferred income tax adjustment related to Canadian disregarded entity				(33,945)
Foreign currency exchange translation	(1,539)	239	4,170	2,794
Goodwill (net), end of period	$ 182,291	$ 179,899	$ 183,830	$ 179,660